SEGMENTED INFORMATION (Tables)	12 Months Ended
Jan. 31, 2020
SEGMENTED INFORMATION (Tables)
Schedule of non-current assets
	January 31, 2020	January 31, 2019

Canada	$-	$-
USA	280,079	236,887
	$280,079	$236,887